Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value EUR0.01
Amount Registered | shares	12,432,432
Proposed Maximum Offering Price per Unit	92.50
Maximum Aggregate Offering Price	$ 1,149,999,960.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 176,064.99
Offering Note	1 The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act") and paid in accordance with Rule 456(b) under the Securities Act. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of all of the registration fee for the Registration Statement on Form F-3ASR (Registration No. 333-286932) filed by the registrant on May 2, 2025. 2 Reflects the potential additional issuance of 1,621,621 of our Class A ordinary shares, par value EUR0.01 per share, pursuant to the exercise in full of the underwriters' option to purchase additional shares.